UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® InterMarket Income Trust I

2/28/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10

Issuer	Shares/Par	Value ($)
Bonds – 103.4%
Aerospace – 0.3%
BE Aerospace, Inc., 8.5%, 2018	$90,000	$94,275
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	135,000	101,925
Spirit AeroSystems Holdings, Inc., 7.5%, 2017 (n)	115,000	113,850

		$310,050

Airlines – 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$70,461	$56,369
Continental Airlines, Inc., 7.339%, 2014	210,000	198,413
Delta Air Lines, Inc., 7.711%, 2011	45,000	44,550

		$299,332

Apparel Manufacturers – 0.3%
Broder Brothers Co., 11.25%, 2010	$85,000	$66,300
Hanesbrands, Inc., 8%, 2016	90,000	91,800
Hanesbrands, Inc., FRN, 3.83%, 2014	75,000	70,313
Levi Strauss & Co., 9.75%, 2015	65,000	67,763

		$296,176

Asset Backed & Securitized – 1.4%
Anthracite Ltd., “A” CDO, FRN, 0.588%, 2019 (z)	$200,222	$138,153
Crest Ltd., “A1” CDO, 0.73%, 2018 (z)	294,435	216,410
Equity One ABS, Inc., FRN, 4.205%, 2034	409,827	403,485
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	146,636	147,476
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	267,743	208,826
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	270,000	277,836

		$1,392,186

Automotive – 0.9%
Allison Transmission, Inc., 11%, 2015 (n)	$145,000	$150,438
Ford Motor Credit Co. LLC, 12%, 2015	480,000	548,316
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	37,350
Goodyear Tire & Rubber Co., 9%, 2015	88,000	90,750

		$826,854

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$70,000	$70,350

Broadcasting – 2.1%
Allbritton Communications Co., 7.75%, 2012	$150,000	$148,688
CBS Corp., 6.625%, 2011	500,000	526,405
Intelsat Jackson Holdings Ltd., 9.5%, 2016	260,000	273,000
Lamar Media Corp., 6.625%, 2015	135,000	128,925
Lamar Media Corp., “C”, 6.625%, 2015	25,000	23,375
LBI Media, Inc., 8.5%, 2017 (z)	60,000	50,700
LIN TV Corp., 6.5%, 2013	155,000	146,863
Local TV Finance LLC, 10%, 2015 (p)(z)	176,400	96,726
Newport Television LLC, 13%, 2017 (n)(p)	192,375	99,233
News America, Inc., 6.9%, 2039 (n)	106,000	116,977
Nexstar Broadcasting Group, Inc., 7%, 2014	48,000	37,680
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	146,266	114,721
Salem Communications Corp., 9.625%, 2016 (n)	30,000	30,975
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	50,000	51,875
Univision Communications, Inc., 12%, 2014 (n)	50,000	54,125
Univision Communications, Inc., 9.75%, 2015 (n)(p)	142,087	118,785

		$2,019,053

Brokerage & Asset Managers – 1.1%
BlackRock, Inc., 3.5%, 2014	$250,000	$253,862
Janus Capital Group, Inc., 6.95%, 2017	130,000	128,239
Nuveen Investments, Inc., 10.5%, 2015	90,000	81,450

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD AMERITRADE Holding Corp., 5.6%, 2019		$570,000	$577,022

			$1,040,573

Building – 1.1%
Associated Materials, Inc., 11.25%, 2014		$130,000	$128,700
Building Materials Holding Corp., 7%, 2020 (z)		60,000	60,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	55,000	75,078
CEMEX Finance LLC, 9.5%, 2016 (n)		$306,000	312,120
CRH PLC, 8.125%, 2018		210,000	248,251
Nortek, Inc., 11%, 2013		195,533	205,310
Ply Gem Industries, Inc., 11.75%, 2013		65,000	65,975

			$1,095,434

Business Services – 0.7%
First Data Corp., 9.875%, 2015		$175,000	$151,375
First Data Corp., 11.25%, 2016		145,000	118,900
Iron Mountain, Inc., 6.625%, 2016		115,000	113,275
Iron Mountain, Inc., 8.375%, 2021		50,000	51,313
SunGard Data Systems, Inc., 9.125%, 2013		100,000	102,375
SunGard Data Systems, Inc., 10.25%, 2015		125,000	129,688

			$666,926

Cable TV – 1.7%
Cablevision Systems Corp., 8%, 2012		$110,000	$115,913
Cablevision Systems Corp., 8.625%, 2017 (z)		40,000	41,200
CCO Holdings LLC, 8.75%, 2013		305,000	309,575
Charter Communications, Inc., 10.875%, 2014 (n)		45,000	50,119
CSC Holdings, Inc., 8.5%, 2014 (n)		145,000	152,431
DIRECTV Holdings LLC, 5.875%, 2019 (n)		160,000	167,776
Mediacom LLC, 9.125%, 2019 (n)		100,000	100,500
Time Warner Cable, Inc., 5.4%, 2012		330,000	354,117
Videotron LTEE, 6.875%, 2014		65,000	65,244
Virgin Media Finance PLC, 8.75%, 2014	EUR	34,678	48,636
Virgin Media Finance PLC, 9.125%, 2016		$130,000	134,225
Virgin Media Finance PLC, 9.5%, 2016		100,000	106,000

			$1,645,736

Chemicals – 1.7%
Ashland, Inc., 9.125%, 2017 (n)		$140,000	$153,300
Dow Chemical Co., 8.55%, 2019		540,000	652,813
Hexion Finance Escrow LLC, 8.875%, 2018 (n)		110,000	102,850
Hexion Specialty Chemicals, Inc., 9.75%, 2014		90,000	85,050
Huntsman International LLC, 6.875%, 2013 (n)	EUR	75,000	95,230
Huntsman International LLC, 5.5%, 2016 (n)		$70,000	61,600
Innophos Holdings, Inc., 8.875%, 2014		135,000	138,713
Lumena Resources Corp., 12%, 2014 (n)		233,000	198,127
Momentive Performance Materials, Inc., 12.5%, 2014 (n)		119,000	130,900
Momentive Performance Materials, Inc., 11.5%, 2016		66,000	53,708

			$1,672,291

Computer Software - Systems – 0.1%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)		$95,000	$96,425

Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013		$540,000	$596,946

Construction – 0.2%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)		$225,000	$233,438

Consumer Products – 1.6%
ACCO Brands Corp., 10.625%, 2015 (n)		$10,000	$10,870

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
ACCO Brands Corp., 7.625%, 2015	$50,000	$45,875
Central Garden & Pet Co., 8.25%, 2018	70,000	70,613
Fortune Brands, Inc., 5.125%, 2011	450,000	464,371
Hasbro, Inc., 6.125%, 2014	90,000	99,407
Jarden Corp., 7.5%, 2017	115,000	115,575
Libbey Glass, Inc., 10%, 2015 (z)	55,000	56,925
Newell Rubbermaid, Inc., 5.5%, 2013	350,000	371,018
Visant Holding Corp., 8.75%, 2013	75,000	76,125
Whirlpool Corp., 8%, 2012	199,000	220,693

		$1,531,472

Consumer Services – 0.5%
KAR Holdings, Inc., 10%, 2015	$75,000	$78,188
KAR Holdings, Inc., FRN, 4.248%, 2014	65,000	60,125
Service Corp. International, 7.375%, 2014	20,000	20,350
Service Corp. International, 7%, 2017	290,000	284,200
Ticketmaster Entertainment, Inc., 10.75%, 2016	70,000	77,000

		$519,863

Containers – 0.5%
Crown Americas LLC, 7.625%, 2013	$40,000	$41,200
Crown Americas LLC, 7.75%, 2015	195,000	201,338
Graham Packaging Holdings Co., 9.875%, 2014	170,000	173,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013	95,000	96,425

		$512,363

Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$150,000	$164,639
L-3 Communications Corp., 5.875%, 2015	15,000	15,056
L-3 Communications Corp., 6.375%, 2015	130,000	132,113

		$311,808

Electronics – 0.9%
Flextronics International Ltd., 6.25%, 2014	$54,000	$53,865
Freescale Semiconductor, Inc., 8.875%, 2014	125,000	110,938
Freescale Semiconductor, Inc., 10.125%, 2018 (z)	45,000	45,450
Jabil Circuit, Inc., 7.75%, 2016	95,000	98,325
Tyco Electronics Ltd., 6%, 2012	500,000	541,250

		$849,828

Emerging Market Quasi-Sovereign – 1.4%
Gaz Capital S.A., 8.125%, 2014 (n)	$168,000	$184,968
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	179,000	220,170
Korea Development Bank, 4.375%, 2015	231,000	234,141
Majapahit Holding B.V., 7.75%, 2020 (n)	154,000	159,775
Petroleos Mexicanos, 6%, 2020 (n)	307,000	312,219
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	280,118

		$1,391,391

Emerging Market Sovereign – 0.4%
Republic of Argentina, FRN, 0.389%, 2012	$79,050	$68,487
Republic of Colombia, 6.125%, 2041	205,000	191,675
Republic of Philippines, 6.375%, 2034	126,000	119,543

		$379,705

Energy - Independent – 3.5%
Anadarko Finance Co., 6.75%, 2011	$340,000	$359,508
Chaparral Energy, Inc., 8.875%, 2017	135,000	110,363
Chesapeake Energy Corp., 9.5%, 2015	145,000	157,688
Chesapeake Energy Corp., 6.375%, 2015	90,000	87,075

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
EnCana Corp., 6.5%, 2019	$210,000	$237,232
Forest Oil Corp., 8.5%, 2014	45,000	46,463
Forest Oil Corp., 7.25%, 2019	10,000	9,800
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	162,000
Mariner Energy, Inc., 8%, 2017	100,000	95,500
McMoRan Exploration Co., 11.875%, 2014	55,000	58,850
Newfield Exploration Co., 6.625%, 2014	100,000	101,500
Newfield Exploration Co., 6.625%, 2016	45,000	44,663
OPTI Canada, Inc., 8.25%, 2014	90,000	80,100
Penn Virginia Corp., 10.375%, 2016	130,000	140,400
Petrohawk Energy Corp., 10.5%, 2014	50,000	54,250
Pioneer Natural Resources Co., 6.875%, 2018	100,000	98,351
Pioneer Natural Resources Co., 7.5%, 2020	105,000	105,399
Plains Exploration & Production Co., 7%, 2017	200,000	195,500
Questar Market Resources, Inc., 6.8%, 2020	233,000	256,805
Quicksilver Resources, Inc., 8.25%, 2015	160,000	161,600
Range Resources Corp., 8%, 2019	85,000	89,038
SandRidge Energy, Inc., 9.875%, 2016 (n)	30,000	30,975
SandRidge Energy, Inc., 8%, 2018 (n)	210,000	201,075
Southwestern Energy Co., 7.5%, 2018	100,000	105,500
Talisman Energy, Inc., 7.75%, 2019	50,000	59,571
XTO Energy, Inc., 5.75%, 2013	264,000	295,263

		$3,344,469

Energy - Integrated – 1.7%
BP Capital Markets PLC, 5.25%, 2013	$350,000	$386,667
CCL Finance Ltd., 9.5%, 2014 (n)	107,000	119,305
Cenovus Energy, Inc., 4.5%, 2014 (n)	140,000	147,362
Hess Corp., 8.125%, 2019	120,000	146,691
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	124,000	132,060
Petro-Canada, 6.05%, 2018	500,000	541,105
TNK-BP Finance S.A., 6.25%, 2015 (n)	101,000	102,515
TNK-BP Finance S.A., 7.25%, 2020 (n)	101,000	100,243

		$1,675,948

Entertainment – 0.4%
AMC Entertainment, Inc., 11%, 2016	$110,000	$117,975
AMC Entertainment, Inc., 8.75%, 2019	100,000	103,250
Cinemark USA, Inc., 8.625%, 2019	135,000	140,400

		$361,625

Financial Institutions – 1.7%
CIT Group, Inc., 7%, 2014	$70,000	$64,050
CIT Group, Inc., 7%, 2017	290,000	256,288
General Electric Capital Corp., 6%, 2019	130,000	136,013
General Electric Capital Corp., 5.5%, 2020	250,000	251,405
General Electric Capital Corp., FRN, 0.378%, 2012	290,000	282,169
GMAC, Inc., 7%, 2012	70,000	69,650
GMAC, Inc., 6.75%, 2014	205,000	195,775
GMAC, Inc., 8%, 2031	213,000	196,493
International Lease Finance Corp., 5.625%, 2013	260,000	221,782

		$1,673,625

Food & Beverages – 3.6%
Anheuser-Busch Cos., Inc., 7.75%, 2019 (n)	$440,000	$529,624
ARAMARK Corp., 8.5%, 2015	300,000	303,000
Dean Foods Co., 7%, 2016	125,000	118,750
Del Monte Foods Co., 6.75%, 2015	110,000	112,200

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
Diageo Capital PLC, 7.375%, 2014		$250,000	$294,397
Dr. Pepper Snapple Group, Inc., 6.82%, 2018		500,000	569,669
Kellogg Co., 6.6%, 2011		460,000	488,244
Kraft Foods, Inc., 6.75%, 2014		150,000	170,364
Kraft Foods, Inc., 6.125%, 2018		130,000	143,299
Miller Brewing Co., 5.5%, 2013 (n)		230,000	248,527
Pinnacle Foods Finance LLC, 9.25%, 2015		125,000	126,875
SABMiller PLC, 6.2%, 2011 (n)		300,000	318,320
TreeHouse Foods, Inc., 7.75%, 2018		75,000	76,969

			$3,500,238

Food & Drug Stores – 0.3%
CVS Caremark Corp., FRN, 0.551%, 2010		$320,000	$320,117

Forest & Paper Products – 0.7%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)		$135,000	$27,675
Cascades, Inc., 7.75%, 2017 (n)		65,000	65,650
Georgia-Pacific Corp., 7.125%, 2017 (n)		95,000	95,950
Georgia-Pacific Corp., 8%, 2024		145,000	151,163
Georgia-Pacific Corp., 7.25%, 2028		30,000	28,875
Graphic Packaging International Corp., 9.5%, 2013		60,000	61,200
Jefferson Smurfit Corp., 8.25%, 2012 (d)		40,000	33,000
JSG Funding PLC, 7.75%, 2015		10,000	9,700
Millar Western Forest Products Ltd., 7.75%, 2013		125,000	100,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	135,484

			$708,697

Gaming & Lodging – 1.5%
Boyd Gaming Corp., 6.75%, 2014		$80,000	$68,100
Circus & Eldorado Joint Venture, 10.125%, 2012		115,000	100,625
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	115,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		115,000	1,222
Gaylord Entertainment Co., 6.75%, 2014		85,000	79,900
Harrah’s Operating Co., Inc., 11.25%, 2017		45,000	46,688
Harrah’s Operating Co., Inc., 10%, 2018		4,000	3,020
Harrah’s Operating Co., Inc., 10%, 2018		116,000	87,580
Host Hotels & Resorts, Inc., 6.75%, 2016		100,000	98,500
Host Hotels & Resorts, Inc., 9%, 2017 (n)		25,000	26,750
Marriott International, Inc., 5.625%, 2013		230,000	242,068
MGM Mirage, 10.375%, 2014 (n)		15,000	15,900
MGM Mirage, 7.5%, 2016		130,000	103,025
MGM Mirage, 11.125%, 2017 (n)		45,000	48,600
MGM Mirage, 11.375%, 2018 (n)		120,000	111,000
Penn National Gaming, Inc., 8.75%, 2019 (n)		95,000	94,050
Pinnacle Entertainment, Inc., 7.5%, 2015		80,000	66,200
Royal Caribbean Cruises Ltd., 7%, 2013		80,000	79,400
Royal Caribbean Cruises Ltd., 11.875%, 2015		75,000	84,938
Station Casinos, Inc., 6%, 2012 (d)		85,000	12,325
Station Casinos, Inc., 6.875%, 2016 (d)		395,000	2,054
Station Casinos, Inc., 6.625%, 2018 (d)		290,000	1,508

			$1,488,453

Industrial – 1.6%
Altra Holdings, Inc., 8.125%, 2016 (n)		$65,000	$66,625
Aquilex Corp., 11.125%, 2016 (n)		20,000	20,900
Baldor Electric Co., 8.625%, 2017		165,000	169,125
Cornell University, 4.35%, 2014		240,000	257,460
Great Lakes Dredge & Dock Corp., 7.75%, 2013		80,000	79,200

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Industrial – continued
Johns Hopkins University, 5.25%, 2019		$470,000	$500,635
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		60,000	61,800
Oshkosh Corp., 8.25%, 2017 (z)		10,000	10,000
Oshkosh Corp., 8.5%, 2020 (z)		10,000	10,000
Princeton University, 4.95%, 2019		310,000	325,134

			$1,500,879

Insurance – 2.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049		$450,000	$350,866
Metropolitan Life Global Funding, 2.875%, 2012 (n)		300,000	305,615
Metropolitan Life Global Funding, 5.125%, 2014 (n)		180,000	193,175
Principal Financial Group, Inc., 8.875%, 2019		250,000	304,335
Prudential Financial, Inc., 3.625%, 2012		230,000	236,119
Prudential Financial, Inc., 6.2%, 2015		250,000	275,099
Unum Group, 7.125%, 2016		370,000	394,922

			$2,060,131

Insurance - Health – 0.4%
WellPoint, Inc., 6.8%, 2012		$320,000	$355,938

Insurance - Property & Casualty – 0.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$150,000	$162,000
USI Holdings Corp., 9.75%, 2015 (z)		175,000	160,563

			$322,563

International Market Quasi-Sovereign – 3.2%
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)		$240,000	$249,208
Bank of Ireland, 2.75%, 2012 (n)		220,000	219,753
Canada Housing Trust, 4.6%, 2011 (n)	CAD	210,000	210,375
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$450,000	509,964
ING Bank N.V., 3.9%, 2014 (n)		530,000	553,173
Irish Life & Permanent PLC, 3.6%, 2013 (n)		400,000	401,383
LeasePlan Corp. N.V., 3%, 2012 (n)		180,000	185,699
Royal Bank of Scotland PLC, FRN, 0.95%, 2012 (n)		577,000	583,505
Westpac Banking Corp., 3.45%, 2014 (n)		220,000	227,330

			$3,140,390

International Market Sovereign – 14.3%
Federal Republic of Germany, 5.25%, 2010	EUR	406,000	$561,869
Federal Republic of Germany, 3.75%, 2015	EUR	709,000	1,037,323
Federal Republic of Germany, 4.25%, 2018	EUR	495,000	739,120
Federal Republic of Germany, 6.25%, 2030	EUR	265,000	478,835
Government of Canada, 4.5%, 2015	CAD	167,000	173,460
Government of Canada, 5.75%, 2033	CAD	31,000	36,894
Government of Japan, 1.5%, 2012	JPY	39,000,000	452,195
Government of Japan, 1.3%, 2014	JPY	86,000,000	1,003,186
Government of Japan, 1.7%, 2017	JPY	121,000,000	1,443,450
Government of Japan, 2.2%, 2027	JPY	39,000,000	450,654
Government of Japan, 2.4%, 2037	JPY	41,000,000	473,329
Kingdom of Belgium, 5.5%, 2017	EUR	238,000	375,373
Kingdom of Spain, 5.35%, 2011	EUR	928,000	1,347,692
Kingdom of Spain, 4.6%, 2019	EUR	37,000	53,653
Kingdom of the Netherlands, 3.75%, 2014	EUR	314,000	458,043
Kingdom of the Netherlands, 5.5%, 2028	EUR	68,000	111,883
Republic of Austria, 4.65%, 2018	EUR	156,000	234,148
Republic of France, 4.75%, 2012	EUR	265,000	393,096
Republic of France, 6%, 2025	EUR	222,000	379,808
Republic of France, 4.75%, 2035	EUR	301,000	456,564
Republic of Ireland, 4.6%, 2016	EUR	338,000	483,033

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, 4.75%, 2013	EUR	538,000	$790,331
Republic of Italy, 5.25%, 2017	EUR	611,000	936,430
United Kingdom Treasury, 8%, 2015	GBP	275,000	531,622
United Kingdom Treasury, 8%, 2021	GBP	104,000	214,496
United Kingdom Treasury, 4.25%, 2036	GBP	144,000	208,088

			$13,824,575

Local Authorities – 1.2%
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043		$310,000	$314,300
Province of Ontario, 2.625%, 2012		800,000	824,670

			$1,138,970

Machinery & Tools – 0.3%
Case New Holland, Inc., 7.125%, 2014		$125,000	$125,000
Rental Service Corp., 9.5%, 2014		125,000	120,938

			$245,938

Major Banks – 6.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$610,000	$427,000
Banco Santander Chile, 2.875%, 2012 (n)		229,000	229,786
Bank of America Corp., 7.375%, 2014		280,000	314,849
Bank of America Corp., 8% to 2018, FRN to 2049		125,000	119,140
Bank of New York Mellon Corp., 4.3%, 2014		430,000	457,043
Barclays Bank PLC, 5.125%, 2020		340,000	333,842
Commonwealth Bank of Australia, 5%, 2019 (n)		320,000	321,365
Credit Suisse New York, 5.5%, 2014		260,000	284,032
Goldman Sachs Group, Inc., 6%, 2014		200,000	219,501
Goldman Sachs Group, Inc., 7.5%, 2019		304,000	347,926
JPMorgan Chase Capital XXVII, 7%, 2039		330,000	335,360
Macquarie Group Ltd., 6%, 2020 (z)		410,000	397,724
Merrill Lynch & Co., Inc., 6.4%, 2017		40,000	41,646
Morgan Stanley, 6.75%, 2011		220,000	232,429
Morgan Stanley, 6%, 2014		160,000	173,060
Morgan Stanley, 7.3%, 2019		110,000	121,629
Morgan Stanley, 5.625%, 2019		180,000	178,468
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		60,000	48,450
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		500,000	490,000
Wells Fargo & Co., 4.375%, 2013		410,000	431,265
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		141,000	141,705
Wells Fargo & Co., FRN, 0.351%, 2011		250,000	249,984

			$5,896,204

Medical & Health Technology & Services – 3.2%
Biomet, Inc., 10%, 2017		$130,000	$142,025
Biomet, Inc., 11.625%, 2017		105,000	116,025
Cardinal Health, Inc., 5.8%, 2016		279,000	298,012
Community Health Systems, Inc., 8.875%, 2015		210,000	217,350
Cooper Cos., Inc., 7.125%, 2015		100,000	98,500
DaVita, Inc., 6.625%, 2013		59,000	59,148
DaVita, Inc., 7.25%, 2015		291,000	292,091
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		65,000	71,825
HCA, Inc., 6.375%, 2015		270,000	253,800
HCA, Inc., 9.25%, 2016		230,000	244,088
HCA, Inc., 8.5%, 2019 (n)		80,000	85,800
HealthSouth Corp., 8.125%, 2020		145,000	141,375
Hospira, Inc., 5.55%, 2012		190,000	203,442
Hospira, Inc., 6.05%, 2017		130,000	141,295
Psychiatric Solutions, Inc., 7.75%, 2015		10,000	9,600

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Psychiatric Solutions, Inc., 7.75%, 2015 (n)	$85,000	$79,475
Tenet Healthcare Corp., 9.25%, 2015	105,000	106,575
U.S. Oncology, Inc., 10.75%, 2014	85,000	88,400
U.S. Oncology, Inc., FRN, 6.427%, 2012 (p)	110,000	99,502
United Surgical Partners International, Inc., 8.875%, 2017	30,000	30,675
United Surgical Partners International, Inc., 9.25%, 2017 (p)	45,000	46,350
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	121,250
VWR Funding, Inc., 10.25%, 2015 (p)	158,437	167,943

		$3,114,546

Metals & Mining – 1.4%
Arch Western Finance LLC, 6.75%, 2013	$95,000	$95,238
Bumi Capital Pte Ltd., 12%, 2016 (n)	262,000	269,860
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	80,000	79,800
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	80,000	80,800
FMG Finance Ltd., 10.625%, 2016 (n)	110,000	122,650
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	220,000	238,700
Gerdau Holdings, Inc., 7%, 2020 (n)	156,000	157,560
Peabody Energy Corp., 7.375%, 2016	175,000	185,063
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	93,479

		$1,323,150

Mortgage Backed – 3.9%
Fannie Mae, 6%, 2029 - 2037	$859,644	$903,614
Fannie Mae, 6.5%, 2036	955,079	1,022,276
Freddie Mac, 5.5%, 2026	546,631	556,137
Ginnie Mae, 9%, 2016	52,878	58,974
Ginnie Mae, 11%, 2018 - 2019	61,236	68,984
Ginnie Mae, 5.612%, 2058	552,976	597,385
Ginnie Mae, 6.357%, 2058	531,149	577,957

		$3,785,327

Municipals – 0.3%
Cabazon Band of Mission Indians, CA, Mortgage Notes, 13%, 2011 (a)	$230,000	$152,058
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	130,000	95,060

		$247,118

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$170,000	$170,425
Inergy LP, 6.875%, 2014	150,000	146,250

		$316,675

Natural Gas - Pipeline – 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$40,000	$37,500
Atlas Pipeline Partners LP, 8.75%, 2018	105,000	98,175
CenterPoint Energy, Inc., 7.875%, 2013	500,000	576,375
Colorado Interstate Gas Co., 6.8%, 2015	32,000	36,102
Crosstex Energy, Inc., 8.875%, 2018 (z)	45,000	45,675
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	100,000	104,272
El Paso Corp., 6.875%, 2014	130,000	131,091
El Paso Corp., 8.25%, 2016	100,000	106,000
El Paso Corp., 7%, 2017	50,000	50,153
El Paso Corp., 7.75%, 2032	50,000	48,312
Enterprise Products Operating LP, 5.65%, 2013	500,000	544,400
MarkWest Energy Partners LP, 6.875%, 2014	90,000	86,850
Williams Cos., Inc., 7.75%, 2031	59,000	67,954
Williams Cos., Inc., FRN, 2.25%, 2010 (n)	230,000	229,900

		$2,162,759

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Network & Telecom – 4.4%
AT&T, Inc., 4.95%, 2013		$300,000	$323,911
British Telecommunications PLC, 5.15%, 2013		255,000	270,152
CenturyTel, Inc., 7.6%, 2039		360,000	367,266
Cincinnati Bell, Inc., 8.375%, 2014		170,000	171,275
Cincinnati Bell, Inc., 7%, 2015		135,000	129,600
Citizens Communications Co., 7.875%, 2027		110,000	100,650
Citizens Communications Co., 9%, 2031		40,000	38,800
Deutsche Telekom International Finance B.V., 8.5%, 2010		500,000	511,006
France Telecom, 4.375%, 2014		240,000	254,928
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR	85,000	124,421
Qwest Communications International, Inc., 8%, 2015 (n)		$40,000	41,400
Qwest Communications International, Inc., 7.125%, 2018 (n)		95,000	95,000
Qwest Communications International, Inc. “B”, 7.5%, 2014		100,000	101,000
Qwest Corp., 7.5%, 2014		95,000	101,175
Telecom Italia Capital, 4.875%, 2010		500,000	509,900
Telefonica S.A., 5.877%, 2019		330,000	348,305
Telemar Norte Leste S.A., 9.5%, 2019 (n)		106,000	124,948
Verizon Communications, Inc., 8.75%, 2018		440,000	555,040
Windstream Corp., 8.625%, 2016		120,000	122,100

			$4,290,877

Oil Services – 1.1%
Allis-Chalmers Energy, Inc., 8.5%, 2017		$90,000	$76,725
Basic Energy Services, Inc., 7.125%, 2016		35,000	29,750
McJunkin Red Man Holding Corp., 9.5%, 2016 (z)		80,000	80,200
Smith International, Inc., 9.75%, 2019		310,000	420,308
Trico Shipping A.S., 11.875%, 2014 (n)		30,000	29,063
Weatherford International Ltd., 5.95%, 2012		370,000	399,756

			$1,035,802

Other Banks & Diversified Financials – 4.5%
American Express Centurion Bank, 5.2%, 2010		$300,000	$309,149
Banco BMG S.A., 9.95%, 2019 (n)		283,000	298,916
Banco Votorantim S.A., 7.375%, 2020 (n)		237,000	243,221
Capital One Financial Corp., 8.8%, 2019		270,000	324,454
Capital One Financial Corp., 10.25%, 2039		310,000	351,615
Citigroup, Inc., 6.375%, 2014		230,000	244,099
Citigroup, Inc., 5.5%, 2014		200,000	205,903
Citigroup, Inc., 8.5%, 2019		204,000	235,407
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		243,000	286,619
Lloyds TSB Bank PLC, 5.8%, 2020 (z)		480,000	464,473
Svenska Handelsbanken AB, 4.875%, 2014 (n)		350,000	369,725
Swedbank AB, 9% to 2010, FRN to 2049 (n)		300,000	299,996
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		500,000	415,000
VTB Capital S.A., 6.465%, 2015 (z)		350,000	348,600

			$4,397,177

Pharmaceuticals – 1.7%
GlaxoSmithKline PLC, 4.85%, 2013		$230,000	$249,714
Pfizer, Inc., 6.2%, 2019		500,000	564,098
Roche Holdings, Inc., 6%, 2019 (n)		390,000	431,361
Wyeth, 6.95%, 2011		390,000	413,890

			$1,659,063

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016		$250,000	$270,000
Republic Services, Inc., 5.25%, 2021 (n)		320,000	323,518

			$593,518

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 10.25%, 2016	$25,000	$29,813
Teck Resources Ltd., 10.75%, 2019	95,000	116,850
Teck Resources Ltd., 6.125%, 2035	264,000	237,600

		$384,263

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$9,046	$5,525
American Media Operations, Inc., 14%, 2013 (p)(z)	96,713	57,429
McClatchy Co., 11.5%, 2017 (z)	50,000	48,750
Nielsen Finance LLC, 10%, 2014	155,000	160,813
Nielsen Finance LLC, 11.5%, 2016	70,000	77,963
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	80,545
Tribune Co., 5.25%, 2015 (d)	105,000	31,500

		$462,525

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$50,000	$51,250
Panama Canal Railway Co., 7%, 2026 (n)	117,608	92,910

		$144,160

Real Estate – 0.5%
Kimco Realty Corp., REIT, 6.875%, 2019	$82,000	$87,870
Simon Property Group, Inc., REIT, 6.75%, 2014	67,000	74,245
WEA Finance LLC, REIT, 6.75%, 2019 (n)	250,000	268,043

		$430,158

Restaurants – 0.6%
YUM! Brands, Inc., 8.875%, 2011	$500,000	$540,342

Retailers – 2.4%
AutoZone, Inc., 6.5%, 2014	$420,000	$468,807
Couche-Tard, Inc., 7.5%, 2013	30,000	30,150
Dollar General Corp., 11.875%, 2017 (p)	52,000	60,190
J.C. Penney Corp., Inc., 8%, 2010	337,000	337,000
Limited Brands, Inc., 6.95%, 2033	40,000	34,200
Macy’s, Inc., 5.75%, 2014	100,000	100,250
Macy’s, Inc., 8.875%, 2015	330,000	362,175
Macy’s, Inc., 5.9%, 2016	120,000	116,400
Macy’s, Inc., 6.375%, 2037	45,000	39,600
Neiman Marcus Group, Inc., 10.375%, 2015	100,000	99,500
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	70,038
Staples, Inc., 9.75%, 2014	260,000	317,907
Toys “R” Us, Inc., 7.625%, 2011	40,000	40,800
Toys “R” Us, Inc., 10.75%, 2017 (n)	145,000	159,138
Toys “R” Us, Inc., 8.5%, 2017 (n)	55,000	55,550

		$2,291,705

Specialty Chemicals – 0.1%
INVISTA, 9.25%, 2012 (n)	$100,000	$100,750

Specialty Stores – 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$98,000	$99,715

Supermarkets – 0.4%
Delhaize Group, 5.875%, 2014	$290,000	$319,739
SUPERVALU, Inc., 8%, 2016	65,000	65,488

		$385,227

Supranational – 0.5%
Central American Bank, 4.875%, 2012 (n)	$450,000	$465,141

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 2.3%
American Tower Corp., 4.625%, 2015	$180,000	$186,500
Cricket Communications, Inc., 7.75%, 2016	75,000	76,219
Crown Castle International Corp., 9%, 2015	65,000	70,200
Crown Castle International Corp., 7.75%, 2017 (n)	45,000	48,713
Crown Castle International Corp., 7.125%, 2019	170,000	170,000
Crown Castle Towers LLC, 6.113%, 2020 (z)	363,000	380,112
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	101,000	103,273
Nextel Communications, Inc., 6.875%, 2013	95,000	91,200
NII Holdings, Inc., 10%, 2016 (n)	90,000	97,650
Rogers Communications, Inc., 6.8%, 2018	600,000	683,294
Sprint Nextel Corp., 8.375%, 2017	130,000	125,775
Sprint Nextel Corp., 8.75%, 2032	55,000	48,538
Wind Acquisition Finance S.A., 12%, 2015 (n)	164,000	175,480

		$2,256,954

Telephone Services – 0.2%
Embarq Corp., 7.995%, 2036	$55,000	$58,556
Frontier Communications Corp., 8.125%, 2018	110,000	109,450

		$168,006

Tobacco – 1.2%
Alliance One International, Inc., 10%, 2016 (n)	$65,000	$67,600
Altria Group, Inc., 9.25%, 2019	410,000	507,849
Lorillard Tobacco Co., 8.125%, 2019	141,000	157,312
Reynolds American, Inc., 7.625%, 2016	130,000	146,744
Reynolds American, Inc., 6.75%, 2017	300,000	323,744

		$1,203,249

Transportation – 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$240,792	$254,035

Transportation - Services – 0.8%
Commercial Barge Line Co., 12.5%, 2017	$110,000	$114,950
Erac USA Finance Co., 6.375%, 2017 (n)	340,000	372,218
Hertz Corp., 8.875%, 2014	165,000	167,475
Quality Distribution, Inc., 9%, 2010	95,000	85,500

		$740,143

U.S. Government Agencies and Equivalents – 0.3%
American Express Co., 3.15%, 2011 (m)	$300,000	$311,997
U.S. Treasury Obligations – 1.3%
U.S. Treasury Bonds, 8.875%, 2019	$317,000	$449,645
U.S. Treasury Bonds, 7.5%, 2024 (f)	615,000	840,340

		$1,289,985

Utilities - Electric Power – 5.9%
AES Corp., 8%, 2017	$240,000	$238,500
Allegheny Energy, Inc., 5.75%, 2019 (n)	340,000	342,647
Calpine Corp., 8%, 2016 (n)	105,000	106,313
Colbun S.A., 6%, 2020 (n)	264,000	265,877
Dynegy Holdings, Inc., 7.5%, 2015	90,000	78,300
Dynegy Holdings, Inc., 7.125%, 2018	195,000	150,150
Dynegy Holdings, Inc., 7.75%, 2019	30,000	23,550
Edison Mission Energy, 7%, 2017	235,000	172,138
EDP Finance B.V., 6%, 2018 (n)	260,000	272,602
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	285,262
Enel Finance International S.A., 5.125%, 2019 (n)	532,000	533,253
Energy Future Holdings, 10%, 2020 (n)	65,000	66,300
Exelon Generation Co. LLC, 5.2%, 2019	150,000	152,678

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Exelon Generation Co. LLC, 6.25%, 2039	$310,000	$317,175
FirstEnergy Corp., 6.45%, 2011	22,000	23,507
Georgia Power Co., 6%, 2013	150,000	169,257
Mirant North America LLC, 7.375%, 2013	110,000	109,588
NiSource Finance Corp., 7.875%, 2010	500,000	521,978
NRG Energy, Inc., 7.375%, 2016	365,000	359,981
NRG Energy, Inc., 7.375%, 2017	70,000	68,863
Oncor Electric Delivery Co., 5.95%, 2013	430,000	471,471
Pacific Gas & Electric Co., 4.2%, 2011	245,000	253,071
PSEG Power LLC, 7.75%, 2011	329,000	351,045
Texas Competitive Electric Holdings LLC, 10.25%, 2015	455,000	340,067

		$5,673,573

Utilities - Gas – 0.7%
Keyspan Corp., 7.625%, 2010	$410,000	$429,195
Sempra Energy, 7.95%, 2010	250,000	250,000

		$679,195

Total Bonds		$100,124,095

Floating Rate Loans (g)(r) – 1.1%
Automotive – 0.3%
Accuride Corp., Term Loan, 9.25%, 2013	$18,088	$18,051
Allison Transmission, Inc., Term Loan B, 2.99%, 2014	90,589	82,960
Federal-Mogul Corp., Term Loan B, 2.16%, 2014	133,339	116,630
Ford Motor Co., Term Loan B, 3.25%, 2013	124,344	116,158

		$333,799

Broadcasting – 0.2%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$67,350	$60,548
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	49,163	39,986
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	92,207	74,995

		$175,529

Building – 0.0%
Building Materials Holding Corp., Term Loan, 3%, 2014	$19,987	$19,463

Chemicals – 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2010 (q)	$23,028	$23,967
LyondellBasell, DIP Term Loan B-3, 5.79%, 2010	69,858	72,932
LyondellBasell, Dutch Tranche Revolving Credit Loan, 3.72%, 2014	3,866	2,705
LyondellBasell, Dutch Tranche Term Loan, 3.72%, 2014	8,752	6,124
LyondellBasell, German Tranche Term Loan B-1, 3.97%, 2014	11,100	7,767
LyondellBasell, German Tranche Term Loan B-2, 3.97%, 2014	11,100	7,767
LyondellBasell, German Tranche Term Loan B-3, 3.97%, 2014	11,100	7,767
LyondellBasell, U.S. Tranche Revolving Credit Loan, 3.72%, 2014	14,499	10,145
LyondellBasell, U.S. Tranche Term Loan, 3.72%, 2014	27,624	19,329
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014	48,165	33,702
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014	48,165	33,702
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014	48,165	33,702

		$259,609

Gaming & Lodging – 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (a)	$117,595	$11,760

Printing & Publishing – 0.1%
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	$204,946	$118,228

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B1, 2.51%, 2013	$37,154	$33,462

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

Issuer				Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Specialty Stores – continued
Michaels Stores, Inc., Term Loan B2, 4.76%, 2016				$48,991	$46,671

					$80,133

Utilities -Electric Power – 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.72%, 2014				$122,639	$98,111

Total Floating Rate Loans					$1,096,632

Common Stocks – 0.1%
Automotive – 0.0%
Accuride Corp. (a)				10,690	$13,897

Broadcasting – 0.0%
Dex One Corp. (a)				1,342	$39,992
Supermedia, Inc. (a)				58	2,436

					$42,428

Construction – 0.1%
Nortek, Inc. (a)				1,768	$65,416

Printing & Publishing – 0.0%
American Media, Inc. (a)				1,657	$4,755
World Color Press, Inc. (a)				517	5,687

					$10,442

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)				72	$1,800

Trucking – 0.0%
Quality Distribution, Inc. (a)				671	$2,758

Total Common Stocks					$136,741

Preferred Stocks – 0.1%
Financial Institutions – 0.1%

GMAC, Inc., 7%, (z)				118	$83,518

	Strike Price		First Exercise
Warrants – 0.0%
Printing & Publishing – 0.0%
World Color Press, Inc. (1 share for 1 warrant) (a)		$13.00	8/26/09	293	$1,541
World Color Press, Inc. (1 share for 1 warrant) (a)		16.30	8/26/09	293	1,113

					$2,654

Telephone Services – 0.0%
Jazztel PLC (6 shares for 1 warrant) (a)(z)	EUR	204.6	7/05/00	40	$0

Total Warrants					$2,654

Convertible Bonds – 0.0%
Automotive – 0.0%
Accuride Corp., 7.5%, 2020				$15,273	$26,591

Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value				1,978,337	$1,978,337

Total Investments					$103,448,568

Other Assets, Less Liabilities – (6.8)%					(6,600,885)

Net Assets – 100.0%					$96,847,683

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

MFS InterMarket Income Trust I

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/10 - continued

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,083,936, representing 20.74% of net assets.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09 - 10/15/09	$5,722	$5,525
American Media Operations, Inc., 14%, 2013	1/29/09 - 10/15/09	53,634	57,429
Anthracite Ltd., “A” CDO, FRN, 0.588%, 2019	1/28/10	141,156	138,153
Building Materials Holding Corp., 7%, 2020	2/02/10	60,000	60,000
Cablevision Systems Corp., 8.625%, 2017	2/26/10	41,600	41,200
Crest Ltd., “A1” CDO, 0.73%, 2018	1/21/10	216,410	216,410
Crosstex Energy, Inc., 8.875%, 2018	2/03/10	44,062	45,675
Crown Castle Towers LLC, 6.113%, 2020	1/08/10	363,000	380,112
Freescale Semiconductor, Inc., 10.125%, 2018	2/09/10	45,000	45,450
GMAC, Inc., 7% (Preferred Stock)	12/26/08	90,860	83,518
Jazztel PLC (Warrants)	10/09/02	79	0
LBI Media, Inc., 8.5%, 2017	7/18/07	59,010	50,700
Libbey Glass, Inc., 10%, 2015	2/23/10 - 2/24/10	57,306	56,925
Lloyds TSB Bank PLC, 5.8%, 2020	1/05/10	478,882	464,473
Local TV Finance LLC, 10%, 2015	5/02/07 - 11/30/09	176,069	96,726
Macquarie Group Ltd., 6%, 2020	1/07/10	409,635	397,724
McClatchy Co., 11.5%, 2017	2/04/10 - 2/08/10	49,347	48,750
McJunkin Red Man Holding Corp., 9.5%, 2016	1/21/10 - 2/24/10	81,050	80,200
Oshkosh Corp., 8.25%, 2017	2/26/10	10,000	10,000
Oshkosh Corp., 8.5%, 2020	2/26/10	10,000	10,000
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	167,700	160,563
VTB Capital S.A., 6.465%, 2015	2/25/10	350,000	348,600

Total Restricted Securities			$2,798,133
% of Net Assets			2.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SEK	Swedish Krona
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/10 - continued

The following is a summary of the levels used as of February 28, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$67,424	$150,734	$4,755	$222,913
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,601,982	—	1,601,982
Non-U.S. Sovereign Debt	—	19,201,202	—	19,201,202
Municipal Bonds	—	247,118	—	247,118
Corporate Bonds	—	56,832,898	—	56,832,898
Residential Mortgage-Backed Securities	—	4,397,638	—	4,397,638
Asset-Backed Securities (including CDOs)	—	779,875	—	779,875
Foreign Bonds	—	16,985,701	—	16,985,701
Floating Rate Loans	—	1,096,632	—	1,096,632
Other Fixed Income Securities	—	104,272	—	104,272
Mutual Funds	1,978,337	—	—	1,978,337

Total Investments	$2,045,761	$101,398,052	$4,755	$103,448,568

Other Financial Instruments
Futures	$10,343	$—	$—	$10,343
Swaps	—	9,359	—	9,359
Forward Currency Contracts	—	389,395	—	389,395

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,220
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2,535
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/10	$4,755

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at February 28, 2010 is $2,535.

In January 2010, Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements (the “Update”) was issued, and is effective for interim and annual reporting periods beginning after December 15, 2009. This Update provides for expanded disclosures about fair value measurements. Management has evaluated the application of the Update to the fund, and believes the impact is limited to expanded disclosures resulting from the adoption of this Update in the fund’s financial statements.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,576,506

Gross unrealized appreciation	$5,951,218
Gross unrealized depreciation	(3,079,156)

Net unrealized appreciation (depreciation)	$2,872,062

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/10 - continued

(3) Derivative Contracts at 2/28/10

Forward Foreign Currency Exchange Contracts at 2/28/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	710,000	3/02/10-4/05/10	$383,178	$391,594	$8,416
BUY	BRL	HSBC Bank	344,000	3/02/10-4/05/10	185,189	189,731	4,542
SELL	EUR	Barclays Bank PLC	284	3/15/10	396	386	10
SELL	EUR	HSBC Bank	54,663	3/15/10	77,184	74,430	2,754
SELL	EUR	UBS AG	3,949,433	3/15/10	5,770,121	5,377,643	392,478
SELL	GBP	Barclays Bank PLC	319,414	4/12/10	509,928	486,904	23,024
SELL	GBP	Deutsche Bank AG	319,414	4/12/10	510,120	486,904	23,216
BUY	INR	Merrill Lynch International Bank	11,101,000	3/9/10	236,943	240,653	3,710
BUY	KRW	JPMorgan Chase Bank	171,256,000	3/9/10	144,899	147,624	2,725
BUY	SEK	UBS AG	14,605	4/12/10	2,019	2,049	30

							$460,905

Liability Derivatives
SELL	BRL	Deutsche Bank AG	355,000	3/2/10	$193,989	$196,442	$(2,453)
SELL	BRL	HSBC Bank	172,000	3/2/10	93,631	95,178	(1,547)
SELL	CAD	UBS AG	468,521	3/10/10	443,911	445,272	(1,361)
BUY	CNY	Deutsche Bank AG	1,088,000	5/17/10	161,857	159,275	(2,582)
BUY	CNY	HSBC Bank	2,170,000	5/17/10	322,773	317,671	(5,102)
BUY	EUR	Barclays Bank PLC	149,437	3/15/10	207,482	203,477	(4,005)
BUY	EUR	Goldman Sachs International	50,239	3/15/10	69,846	68,406	(1,440)
SELL	JPY	JPMorgan Chase Bank	76,347,636	4/12/10	822,853	859,491	(36,638)
BUY	KRW	Merrill Lynch International Bank	171,939,000	3/8/10	151,890	148,217	(3,673)
BUY	TRY	Credit Suisse Group	355,000	3/12/10	241,826	229,117	(12,709)

							$(71,510)

Futures Contracts Outstanding at 2/28/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	2	$235,375	Jun-10	$2,884
U.S. Treasury Note 5 yr (Long)	USD	14	1,623,125	Jun-10	8,154

					$11,038

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	2	$434,875	Jun-10	$(695)

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/10 - continued

Derivative Contracts at 2/28/10 - continued

Swap Agreements at 2/28/10

Expiration	Notional Amount			Counterparty	Cash Flows to Receive		Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	460,000	(a)	Goldman Sachs International	1.00	%(fixed rate)	(1)	$9,359

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $963.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At February 28, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	856,697	5,830,380	(4,708,740)	1,978,337

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$262	$1,978,337

MFS InterMarket Income Trust I

Supplemental Information (Unaudited) 2/28/10 - continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2010, are as follows:

United States	62.6%
United Kingdom	4.4%
Japan	4.0%
Canada	3.8%
Italy	3.7%
Germany	3.5%
France	2.4%
Netherlands	2.1%
Spain	1.8%
Other Countries	11.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: April 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2010

*	Print name and title of each signing officer under his or her signature.